Schedule of Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares,Beginning	1,028,960	1,147,250	1,147,250	100,000
Weighted average grant date fair value,Beginning	$ 2.31	$ 3.78	$ 3.78	$ 1.34
Granted	2,000,645	457,091	749,067	1,392,402
Weighted average grant date fair value,Granted	$ 0.36	$ 1.18	$ 0.93	$ 3.99
Canceled	(152,253)	(168,250)	(271,000)	(91,667)
Weighted average grant date fair value,Canceled	$ 1.58	$ 2.81	$ 2.79	$ 5.40
Vested and released	(387,456)	(429,107)	(596,357)	(253,485)
Weighted average grant date fair value,Vested and released	$ 0.38	$ 3.44	$ 3.18	$ 3.39
Number of shares,Ending	2,489,896	1,006,984	1,028,960	1,147,250
Weighted average grant date fair value,Ending	$ 1.08	$ 2.90	$ 2.31	$ 3.78
Vested	2,070,174	377,617	471,484	325,845
Weighted average grant date fair value,Vested	$ 1.01	$ 3.72	$ 3.23	$ 5.34
Nonvested	419,722	629,367	557,476	821,405
Weighted average grant date fair value,Unvested	$ 1.43	$ 2.41	$ 1.53	$ 3.16